PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Actuarial Assumptions for Defined Benefit Plans (Details)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pension defined benefit plans | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate (in percent)	1.00%	0.50%	1.00%
Rate of compensation increase (in percent)	2.00%	1.72%	1.90%
Pension defined benefit plans | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate (in percent)	11.00%	10.00%	10.50%
Rate of compensation increase (in percent)	10.00%	10.00%	10.00%
Pension defined benefit plans | Weighted average
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate (in percent)	2.75%	2.13%	2.90%
Rate of compensation increase (in percent)	2.87%	2.71%	2.80%
Other post-employment benefits and other long-term employee benefits ("OPEB") | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate (in percent)	1.00%	0.50%	1.00%
Rate of compensation increase (in percent)	2.00%	1.30%	1.60%
Other post-employment benefits and other long-term employee benefits ("OPEB") | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate (in percent)	7.95%	6.20%	7.25%
Rate of compensation increase (in percent)	4.80%	4.80%	4.80%
Other post-employment benefits and other long-term employee benefits ("OPEB") | Weighted average
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate (in percent)	2.65%	1.84%	3.06%
Rate of compensation increase (in percent)	3.14%	2.85%	2.95%